STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1%	Shares	Value
Aerospace & Defense - 1.5%
AAR Corp. (a)	1,030	$57,670
AeroVironment, Inc. (a)	788	93,922
Archer Aviation, Inc. - Class A (a)	7,934	56,411
Hexcel Corp.	2,470	135,257
Intuitive Machines, Inc. (a)	2,383	17,753
Kratos Defense & Security Solutions, Inc. (a)	4,556	135,268
Mercury Systems, Inc. (a)	1,420	61,188
Moog, Inc. - Class A	784	135,906
Spirit AeroSystems Holdings, Inc. - Class A (a)	3,560	122,677
		816,052

Agricultural Products & Services - 0.3%
Darling Ingredients, Inc. (a)	4,778	149,265

Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	3,390	132,481
Hub Group, Inc. - Class A	1,940	72,110
		204,591

Alternative Carriers - 0.7%
AST SpaceMobile, Inc. (a)	4,347	98,851
Cogent Communications Holdings, Inc.	1,360	83,382
Globalstar, Inc. (a)	1,362	28,411
Iridium Communications, Inc.	3,122	85,293
Lumen Technologies, Inc. (a)	26,415	103,547
		399,484

Apparel Retail - 0.8%
Abercrombie & Fitch Co. - Class A (a)	1,445	110,355
American Eagle Outfitters, Inc.	5,104	59,308
Boot Barn Holdings, Inc. (a)	855	91,853
Buckle, Inc.	875	33,530
Urban Outfitters, Inc. (a)	2,134	111,821
Victoria's Secret & Co. (a)	2,176	40,430
		447,297

Apparel, Accessories & Luxury Goods - 0.9%
Capri Holdings Ltd. (a)	3,677	72,547
Columbia Sportswear Co.	935	70,770
Hanesbrands, Inc. (a)	9,302	53,673
Kontoor Brands, Inc.	1,672	107,225
PVH Corp.	1,693	109,436
Under Armour, Inc. - Class A (a)	5,831	36,444

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Apparel, Accessories & Luxury Goods - 0.9% (Continued)
Under Armour, Inc. - Class C (a)	4,210	$25,049
		475,144

Application Software - 4.2%
ACI Worldwide, Inc. (a)	3,211	175,674
Agilysys, Inc. (a)	747	54,187
Alarm.com Holdings, Inc. (a)	1,439	80,080
Alkami Technology, Inc. (a)	1,528	40,110
Asana, Inc. - Class A (a)	2,429	35,391
AvePoint, Inc. (a)	3,796	54,814
Bitdeer Technologies Group (a)(b)	2,791	24,645
Blackbaud, Inc. (a)	1,560	96,798
BlackLine, Inc. (a)	1,741	84,299
Box, Inc. - Class A (a)	4,225	130,383
Braze, Inc. - Class A (a)	2,132	76,923
C3.ai, Inc. - Class A (a)	3,547	74,664
Cleanspark, Inc. (a)	7,556	50,776
Clear Secure, Inc. - Class A	2,756	71,408
DoubleVerify Holdings, Inc. (a)	3,981	53,226
Five9, Inc. (a)	2,199	59,703
Freshworks, Inc. - Class A (a)	6,841	96,527
Intapp, Inc. (a)	1,619	94,517
InterDigital, Inc.	719	148,653
Life360, Inc. (a)	2,299	88,259
MARA Holdings, Inc. (a)	9,193	105,720
nCino, Inc. (a)	3,146	86,421
Q2 Holdings, Inc. (a)	1,750	140,017
RingCentral, Inc. - Class A (a)	2,526	62,544
Riot Platforms, Inc. (a)	8,947	63,703
SEMrush Holdings, Inc. - Class A (a)	1,416	13,211
SoundHound AI, Inc. - Class A (a)(b)	10,293	83,579
Workiva, Inc. (a)	1,488	112,954
Zeta Global Holdings Corp. - Class A (a)	5,534	75,041
		2,334,227

Asset Management & Custody Banks - 0.9%
Affiliated Managers Group, Inc.	881	148,034
Artisan Partners Asset Management, Inc. - Class A	2,040	79,764
Cohen & Steers, Inc.	872	69,978
Federated Hermes, Inc.	2,428	98,990
GCM Grosvenor, Inc. - Class A	1,230	16,273
Victory Capital Holdings, Inc. - Class A	1,464	84,722
		497,761

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Automobile Manufacturers - 0.2%
Thor Industries, Inc.	1,549	$117,430

Automotive Parts & Equipment - 1.4%
Dorman Products, Inc. (a)	806	97,155
Gentex Corp.	6,690	155,877
LCI Industries	740	64,698
Lear Corp.	1,591	140,358
Modine Manufacturing Co. (a)	1,568	120,344
Patrick Industries, Inc.	946	79,994
QuantumScape Corp. (a)	9,724	40,452
Visteon Corp. (a)	824	63,959
		762,837

Automotive Retail - 0.9%
Advance Auto Parts, Inc.	1,871	73,362
Asbury Automotive Group, Inc. (a)	566	124,995
Group 1 Automotive, Inc.	369	140,940
Sonic Automotive, Inc. - Class A	388	22,100
Valvoline, Inc. (a)	3,986	138,753
		500,150

Biotechnology - 5.4%
ACADIA Pharmaceuticals, Inc. (a)	3,726	61,889
ADMA Biologics, Inc. (a)	6,920	137,293
Akero Therapeutics, Inc. (a)	1,959	79,300
Alkermes PLC (a)	4,854	160,279
Alvotech SA (a)	3,092	29,900
Amicus Therapeutics, Inc. (a)	9,040	73,766
Apellis Pharmaceuticals, Inc. (a)	3,426	74,927
Arcellx, Inc. (a)	1,332	87,379
Arrowhead Pharmaceuticals, Inc. (a)	3,634	46,297
Avidity Biosciences, Inc. (a)	3,400	100,368
Biohaven Ltd. (a)	2,427	58,345
Catalyst Pharmaceuticals, Inc. (a)	3,151	76,412
Crinetics Pharmaceuticals, Inc. (a)	2,649	88,848
CRISPR Therapeutics AG (a)(b)	2,556	86,981
Cytokinetics, Inc. (a)	3,432	137,932
Denali Therapeutics, Inc. (a)	3,572	48,561
ImmunityBio, Inc. (a)(b)	4,623	13,915
Immunovant, Inc. (a)	1,863	31,839
Ionis Pharmaceuticals, Inc. (a)	4,433	133,744
Janux Therapeutics, Inc. (a)	1,081	29,187
Krystal Biotech, Inc. (a)	739	133,242

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Biotechnology - 5.4% (Continued)
Kymera Therapeutics, Inc. (a)	1,376	$37,661
Merus NV (a)	2,137	89,946
MoonLake Immunotherapeutics (a)	879	34,343
Newamsterdam Pharma Co. NV (a)	2,134	43,683
Nuvalent, Inc. - Class A (a)	1,384	98,153
PTC Therapeutics, Inc. (a)	2,370	120,775
Recursion Pharmaceuticals, Inc. - Class A (a)(b)	10,049	53,159
Rhythm Pharmaceuticals, Inc. (a)	1,860	98,524
Scholar Rock Holding Corp. (a)	2,329	74,877
SpringWorks Therapeutics, Inc. (a)	2,016	88,966
TG Therapeutics, Inc. (a)	4,459	175,818
Twist Bioscience Corp. (a)	1,716	67,370
Ultragenyx Pharmaceutical, Inc. (a)	2,731	98,890
Veracyte, Inc. (a)	2,157	63,955
Vericel Corp. (a)	1,489	66,439
Viking Therapeutics, Inc. (a)	2,961	71,508
		2,974,471

Brewers - 0.1%
Boston Beer Co., Inc. - Class A (a)	265	63,293

Broadcasting - 0.4%
Nexstar Media Group, Inc.	849	152,158
TEGNA, Inc.	4,747	86,490
		238,648

Broadline Retail - 0.6%
Etsy, Inc. (a)	3,023	142,625
Macy's, Inc.	8,352	104,901
Nordstrom, Inc.	3,452	84,402
		331,928

Building Products - 1.3%
Armstrong World Industries, Inc.	1,256	176,945
AZZ, Inc.	884	73,911
CSW Industrials, Inc.	504	146,926
Griffon Corp.	1,401	100,172
Hayward Holdings, Inc. (a)	5,669	78,913
Resideo Technologies, Inc. (a)	4,362	77,207
Tecnoglass, Inc.	665	47,581
		701,655

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Cargo Ground Transportation - 0.6%
Landstar System, Inc.	1,005	$150,951
RXO, Inc. (a)	4,875	93,112
Schneider National, Inc. - Class B	1,195	27,306
Werner Enterprises, Inc.	1,886	55,260
		326,629

Casinos & Gaming - 0.6%
International Game Technology PLC	3,504	56,975
Penn Entertainment, Inc. (a)	4,742	77,342
Red Rock Resorts, Inc. - Class A	1,638	71,040
Rush Street Interactive, Inc. (a)	2,258	24,206
Sportradar Group AG - Class A (a)	3,740	80,859
		310,422

Coal & Consumable Fuels - 0.3%
Core Natural Resources, Inc.	1,381	106,475
Uranium Energy Corp. (a)	11,730	56,069
		162,544

Commercial & Residential Mortgage Finance - 1.5%
Enact Holdings, Inc.	871	30,267
Essent Group Ltd.	3,040	175,469
MGIC Investment Corp.	7,264	180,002
NMI Holdings, Inc. - Class A (a)	2,528	91,134
PennyMac Financial Services, Inc.	871	87,196
Radian Group, Inc.	4,700	155,429
Walker & Dunlop, Inc.	1,003	85,616
		805,113

Commercial Printing - 0.2%
Brady Corp. - Class A	1,297	91,620

Commodity Chemicals - 0.4%
Cabot Corp.	1,697	141,089
Olin Corp.	3,476	84,258
		225,347

Communications Equipment - 0.3%
Calix, Inc. (a)	1,748	61,949
Lumentum Holdings, Inc. (a)	2,049	127,735
		189,684

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Construction & Engineering - 1.3%
Arcosa, Inc.	1,472	$113,521
Construction Partners, Inc. - Class A (a)	1,331	95,659
Dycom Industries, Inc. (a)	858	130,708
Everus Construction Group, Inc. (a)	1,560	57,860
Granite Construction, Inc.	1,372	103,449
IES Holdings, Inc. (a)	258	42,598
Primoris Services Corp.	1,616	92,775
Sterling Infrastructure, Inc. (a)	910	103,021
		739,591

Construction Machinery & Heavy Transportation Equipment - 1.0%
Atmus Filtration Technologies, Inc.	2,684	98,583
Federal Signal Corp.	1,835	134,964
Oshkosh Corp.	1,943	182,798
Terex Corp.	2,069	78,167
Trinity Industries, Inc.	2,685	75,341
		569,853

Construction Materials - 0.3%
Knife River Corp. (a)	1,756	158,409
United States Lime & Minerals, Inc.	309	27,309
		185,718

Consumer Finance - 1.2%
Bread Financial Holdings, Inc.	1,486	74,419
Credit Acceptance Corp. (a)	141	72,805
Enova International, Inc. (a)	701	67,689
FirstCash Holdings, Inc.	1,129	135,841
Nelnet, Inc. - Class A	402	44,594
SLM Corp.	6,441	189,172
Upstart Holdings, Inc. (a)	2,219	102,141
		686,661

Consumer Staples Merchandise Retail - 0.1%
PriceSmart, Inc.	781	68,611

Data Processing & Outsourced Services - 0.6%
Concentrix Corp.	1,636	91,027
Maximus, Inc.	1,741	118,719
Verra Mobility Corp. (a)	4,854	109,263
		319,009

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Diversified Chemicals - 0.3%
Chemours Co.	4,537	$61,386
Huntsman Corp.	5,086	80,308
		141,694

Diversified Metals & Mining - 0.1%
MP Materials Corp. (a)	3,309	80,773

Diversified Real Estate Activities - 0.1%
St Joe Co.	1,209	56,763

Diversified Support Services - 0.3%
ACV Auctions, Inc. - Class A (a)	4,258	59,995
Driven Brands Holdings, Inc. (a)	1,631	27,956
UniFirst Corp./MA	452	78,648
		166,599

Education Services - 1.0%
Adtalem Global Education, Inc. (a)	1,086	109,295
Graham Holdings Co. - Class B	94	90,321
Grand Canyon Education, Inc. (a)	807	139,627
KinderCare Learning Cos., Inc. (a)	776	8,994
Strategic Education, Inc.	677	56,841
Stride, Inc. (a)	1,270	160,655
		565,733

Electric Utilities - 1.5%
ALLETE, Inc.	1,786	117,340
IDACORP, Inc.	1,555	180,722
MGE Energy, Inc.	1,081	100,490
Oklo, Inc. (a)	2,368	51,220
Otter Tail Corp.	1,255	100,864
Portland General Electric Co.	3,206	142,988
TXNM Energy, Inc.	2,781	148,728
		842,352

Electrical Components & Equipment - 0.9%
Atkore, Inc.	1,097	65,809
EnerSys	1,106	101,288
Fluence Energy, Inc. (a)	1,844	8,943
NEXTracker, Inc. - Class A (a)	4,195	176,777
Powell Industries, Inc.	267	45,478
Sensata Technologies Holding PLC	4,670	113,341
		511,636

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Electronic Components - 0.5%
Belden, Inc.	1,126	$112,881
Littelfuse, Inc.	689	135,554
		248,435

Electronic Equipment & Instruments - 1.8%
Advanced Energy Industries, Inc.	1,080	102,935
Badger Meter, Inc.	843	160,381
Crane NXT Co.	1,568	80,595
Itron, Inc. (a)	1,410	147,712
Mirion Technologies, Inc. (a)	6,298	91,321
Novanta, Inc. (a)	1,006	128,637
OSI Systems, Inc. (a)	483	93,866
PAR Technology Corp. (a)	1,047	64,223
Vontier Corp.	4,341	142,602
		1,012,272

Electronic Manufacturing Services - 0.6%
IPG Photonics Corp. (a)	755	47,671
Plexus Corp. (a)	817	104,682
Sanmina Corp. (a)	1,653	125,926
TTM Technologies, Inc. (a)	2,799	57,407
		335,686

Environmental & Facilities Services - 0.2%
ABM Industries, Inc.	1,959	92,778

Fertilizers & Agricultural Chemicals - 0.1%
Scotts Miracle-Gro Co.	1,268	69,601

Footwear - 0.4%
Crocs, Inc. (a)	1,646	174,805
Steven Madden Ltd.	2,204	58,715
		233,520

Gas Utilities - 1.7%
Chesapeake Utilities Corp.	706	90,672
MDU Resources Group, Inc.	5,891	99,617
National Fuel Gas Co.	2,781	220,227
New Jersey Resources Corp.	3,011	147,720
ONE Gas, Inc.	1,766	133,492
Southwest Gas Holdings, Inc.	1,844	132,399
Spire, Inc.	1,717	134,355
		958,482

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Gold - 0.1%
Coeur Mining, Inc. (a)	11,845	$70,122

Health Care Distributors - 0.1%
Patterson Cos., Inc.	2,201	68,759

Health Care Equipment - 1.5%
Enovis Corp. (a)	1,644	62,817
Envista Holdings Corp. (a)	5,292	91,340
Inspire Medical Systems, Inc. (a)	875	139,370
Integer Holdings Corp. (a)	1,004	118,482
iRhythm Technologies, Inc. (a)	870	91,072
LivaNova PLC (a)	1,633	64,144
Novocure Ltd. (a)	2,974	52,997
PROCEPT BioRobotics Corp. (a)	1,559	90,827
QuidelOrtho Corp. (a)	1,829	63,960
Tandem Diabetes Care, Inc. (a)	2,118	40,581
		815,590

Health Care Facilities - 0.5%
Acadia Healthcare Co., Inc. (a)	2,705	82,016
Concentra Group Holdings Parent, Inc.	3,276	71,089
Select Medical Holdings Corp.	3,143	52,488
Surgery Partners, Inc. (a)	2,334	55,432
		261,025

Health Care Services - 1.4%
Addus HomeCare Corp. (a)	504	49,841
Amedisys, Inc. (a)	993	91,982
BrightSpring Health Services, Inc. (a)	1,566	28,329
CorVel Corp. (a)	882	98,758
Guardant Health, Inc. (a)	3,737	159,196
LifeStance Health Group, Inc. (a)	2,772	18,461
Option Care Health, Inc. (a)	5,220	182,439
Privia Health Group, Inc. (a)	3,143	70,560
RadNet, Inc. (a)	2,006	99,738
		799,304

Health Care Supplies - 0.9%
Dentsply Sirona, Inc.	5,954	88,953
Haemonetics Corp. (a)	1,554	98,757
ICU Medical, Inc. (a)	696	96,646

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Health Care Supplies - 0.9% (Continued)
Merit Medical Systems, Inc. (a)	1,725	$182,350
Neogen Corp. (a)	6,663	57,768
		524,474

Heavy Electrical Equipment - 0.3%
Bloom Energy Corp. - Class A (a)	6,098	119,887
NuScale Power Corp. (a)	2,457	34,791
		154,678

Homebuilding - 1.7%
Cavco Industries, Inc. (a)	246	127,829
Century Communities, Inc.	853	57,236
Champion Homes, Inc. (a)	1,621	153,606
Green Brick Partners, Inc. (a)	971	56,619
Installed Building Products, Inc.	666	114,192
KB Home	1,770	102,873
M/I Homes, Inc. (a)	822	93,856
Meritage Homes Corp.	2,056	145,729
Tri Pointe Homes, Inc. (a)	2,792	89,121
		941,061

Homefurnishing Retail - 0.2%
Wayfair, Inc. - Class A (a)	2,662	85,264

Hotels, Resorts & Cruise Lines - 0.5%
Global Business Travel Group I (a)	3,173	23,036
Hilton Grand Vacations, Inc. (a)	2,212	82,751
Marriott Vacations Worldwide Corp.	1,023	65,718
Travel + Leisure Co.	2,019	93,459
		264,964

Household Products - 0.5%
Energizer Holdings, Inc.	2,023	60,528
Reynolds Consumer Products, Inc.	1,484	35,408
Spectrum Brands Holdings, Inc.	889	63,608
WD-40 Co.	407	99,308
		258,852

Housewares & Specialties - 0.1%
Newell Brands, Inc.	13,093	81,177

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Human Resource & Employment Services - 0.9%
Alight, Inc. - Class A	13,067	$77,487
First Advantage Corp. (a)	1,714	24,150
Insperity, Inc.	1,056	94,227
Korn Ferry	1,567	106,290
ManpowerGroup, Inc.	1,467	84,910
Paycor HCM, Inc. (a)	2,284	51,253
TriNet Group, Inc.	918	72,742
		511,059

Industrial Machinery & Supplies & Components - 1.9%
Albany International Corp. - Class A	912	62,964
Enerpac Tool Group Corp.	1,503	67,425
Enpro, Inc.	627	101,442
ESCO Technologies, Inc.	777	123,636
Franklin Electric Co., Inc.	1,204	113,032
Gates Industrial Corp. PLC (a)	7,100	130,711
Hillenbrand, Inc.	2,180	52,625
Kadant, Inc.	346	116,571
Mueller Water Products, Inc. - Class A	4,745	120,618
Timken Co.	2,040	146,615
		1,035,639

Insurance Brokers - 0.3%
Baldwin Insurance Group, Inc. - Class A (a)	1,953	87,279
Goosehead Insurance, Inc. - Class A	666	78,628
Hagerty, Inc. - Class A (a)	718	6,491
		172,398

Interactive Media & Services - 0.8%
Cargurus, Inc. (a)	2,586	75,330
IAC, Inc. (a)	2,182	100,241
Rumble, Inc. (a)	2,478	17,519
TripAdvisor, Inc. (a)	3,138	44,466
Trump Media & Technology Group Corp. (a)	2,799	54,693
Yelp, Inc. (a)	1,945	72,023
ZoomInfo Technologies, Inc. (a)	8,458	84,580
		448,852

Internet Services & Infrastructure - 0.1%
DigitalOcean Holdings, Inc. (a)	1,680	56,095

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Investment Banking & Brokerage - 1.3%
BGC Group, Inc. - Class A	10,603	$97,229
Lazard, Inc.	3,392	146,874
Moelis & Co. - Class A	2,158	125,941
Perella Weinberg Partners	1,452	26,717
Piper Sandler Cos.	509	126,059
StoneX Group, Inc. (a)	1,254	95,780
Virtu Financial, Inc. - Class A	2,517	95,948
		714,548

IT Consulting & Other Services - 0.3%
ASGN, Inc. (a)	1,322	83,312
DXC Technology Co. (a)	5,539	94,440
		177,752

Leisure Facilities - 0.7%
Life Time Group Holdings, Inc. (a)	2,459	74,262
Six Flags Entertainment Corp.	2,742	97,807
United Parks & Resorts, Inc. (a)	905	41,141
Vail Resorts, Inc.	1,116	178,583
		391,793

Leisure Products - 1.1%
Acushnet Holdings Corp.	904	62,069
Brunswick Corp.	2,073	111,631
Mattel, Inc. (a)	10,054	195,349
Peloton Interactive, Inc. - Class A (a)	10,011	63,270
Polaris, Inc.	1,626	66,568
YETI Holdings, Inc. (a)	2,628	86,987
		585,874

Life & Health Insurance - 1.1%
Brighthouse Financial, Inc. (a)	1,851	107,339
CNO Financial Group, Inc.	3,004	125,117
F&G Annuities & Life, Inc.	526	18,962
Genworth Financial, Inc. - Class A (a)	13,729	97,339
Lincoln National Corp.	5,158	185,224
Oscar Health, Inc. - Class A (a)	6,155	80,692
		614,673

Life Sciences Tools & Services - 0.2%
Azenta, Inc. (a)	1,458	50,505
Sotera Health Co. (a)	4,696	54,755
		105,260

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Managed Health Care - 0.1%
Alignment Healthcare, Inc. (a)	2,853	$53,123

Marine Transportation - 0.5%
Kirby Corp. (a)	1,665	168,182
Matson, Inc.	918	117,660
		285,842

Metal, Glass & Plastic Containers - 0.3%
Greif, Inc. - Class A	712	39,153
Greif, Inc. - Class B	62	3,675
Silgan Holdings, Inc.	2,572	131,481
		174,309

Motorcycle Manufacturers - 0.2%
Harley-Davidson, Inc.	3,433	86,683

Movies & Entertainment - 0.7%
Atlanta Braves Holdings, Inc. - Class A (a)	282	12,371
Atlanta Braves Holdings, Inc. - Class C (a)	1,105	44,211
Cinemark Holdings, Inc.	3,363	83,705
Liberty Media Corp.-Liberty Live - Class A (a)	615	41,353
Liberty Media Corp.-Liberty Live - Class C (a)	1,424	97,031
Madison Square Garden Sports Corp. (a)	545	106,123
		384,794

Multi-Utilities - 0.6%
Avista Corp.	2,362	98,897
Black Hills Corp.	2,149	130,337
Northwestern Energy Group, Inc.	1,841	106,538
		335,772

Office Services & Supplies - 0.4%
HNI Corp.	1,386	61,469
MSA Safety, Inc.	1,074	157,545
		219,014

Oil & Gas Drilling - 0.8%
Helmerich & Payne, Inc.	2,653	69,296
Noble Corp. PLC	3,610	85,557
Patterson-UTI Energy, Inc.	11,478	94,349
Seadrill Ltd. (a)	1,741	43,525

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Oil & Gas Drilling - 0.8% (Continued)
Transocean Ltd. (a)	22,313	$70,732
Valaris Ltd. (a)	1,890	74,202
		437,661

Oil & Gas Equipment & Services - 1.7%
Archrock, Inc.	5,433	142,562
Atlas Energy Solutions, Inc.	1,780	31,755
Cactus, Inc. - Class A	1,993	91,339
ChampionX Corp.	5,329	158,804
Kodiak Gas Services, Inc.	1,374	51,250
Liberty Energy, Inc.	4,734	74,939
NOV, Inc.	11,160	169,855
Oceaneering International, Inc. (a)	3,056	66,652
Tidewater, Inc. (a)	1,469	62,095
Weatherford International PLC	2,015	107,903
		957,154

Oil & Gas Exploration & Production - 1.8%
California Resources Corp.	2,451	107,770
Civitas Resources, Inc.	2,709	94,517
CNX Resources Corp. (a)	4,416	139,016
Comstock Resources, Inc. (a)	2,403	48,877
Crescent Energy Co. - Class A	4,865	54,683
Gulfport Energy Corp. (a)	455	83,784
Magnolia Oil & Gas Corp. - Class A	5,347	135,065
Murphy Oil Corp.	3,881	110,220
Northern Oil & Gas, Inc.	2,879	87,032
Sitio Royalties Corp. - Class A	2,455	48,781
SM Energy Co.	3,524	105,544
		1,015,289

Oil & Gas Refining & Marketing - 0.1%
PBF Energy, Inc. - Class A	2,850	54,406

Oil & Gas Storage & Transportation - 0.4%
Excelerate Energy, Inc. - Class A	440	12,619
Golar LNG Ltd.	2,971	112,868
New Fortress Energy, Inc.	3,618	30,066
Scorpio Tankers, Inc.	1,421	53,401
		208,954

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Other Specialty Retail - 0.5%
Academy Sports & Outdoors, Inc.	2,132	$97,241
Five Below, Inc. (a)	1,640	122,877
Signet Jewelers Ltd.	1,370	79,542
		299,660

Packaged Foods & Meats - 1.2%
Cal-Maine Foods, Inc.	1,204	109,443
Flowers Foods, Inc.	6,001	114,079
J & J Snack Foods Corp.	393	51,766
Lancaster Colony Corp.	585	102,375
Post Holdings, Inc. (a)	1,363	158,599
Seaboard Corp.	6	16,183
Simply Good Foods Co. (a)	2,785	96,055
		648,500

Paper & Plastic Packaging Products & Materials - 0.5%
Pactiv Evergreen, Inc.	1,182	21,288
Sealed Air Corp.	4,407	127,362
Sonoco Products Co.	2,944	139,075
		287,725

Paper Products - 0.1%
Sylvamo Corp.	1,050	70,423

Passenger Airlines - 0.3%
Copa Holdings SA - Class A	242	22,375
JetBlue Airways Corp. (a)	2,453	11,823
Joby Aviation, Inc. (a)	13,835	83,287
SkyWest, Inc. (a)	288	25,163
		142,648

Passenger Ground Transportation - 0.3%
Avis Budget Group, Inc. (a)	501	38,026
Lyft, Inc. - Class A (a)	11,076	131,472
		169,498

Personal Care Products - 0.3%
elf Beauty, Inc. (a)	1,549	97,262
Interparfums, Inc.	542	61,717
		158,979

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Pharmaceuticals - 1.9%
Amneal Pharmaceuticals, Inc. (a)	4,320	$36,201
Axsome Therapeutics, Inc. (a)	1,155	134,708
Corcept Therapeutics, Inc. (a)	2,754	314,562
Edgewise Therapeutics, Inc. (a)	2,246	49,412
Elanco Animal Health, Inc. (a)	14,184	148,932
Organon & Co.	7,992	119,001
Perrigo Co. PLC	4,081	114,431
Prestige Consumer Healthcare, Inc. (a)	1,480	127,236
Scilex Holding Co. (a)	85	21
		1,044,504

Property & Casualty Insurance - 1.6%
Assured Guaranty Ltd.	1,349	118,847
Hanover Insurance Group, Inc.	937	162,991
Kemper Corp.	1,892	126,480
Mercury General Corp.	814	45,503
Palomar Holdings, Inc. (a)	730	100,068
Selective Insurance Group, Inc.	1,789	163,765
White Mountains Insurance Group Ltd.	75	144,436
		862,090

Real Estate Development - 0.1%
Howard Hughes Holdings, Inc. (a)	983	72,821

Real Estate Operating Companies - 0.1%
Landbridge Co. LLC - Class A	624	44,891

Real Estate Services - 0.5%
Compass, Inc. - Class A (a)	15,945	139,200
Cushman & Wakefield PLC (a)	7,424	75,873
Newmark Group, Inc. - Class A	4,104	49,946
		265,019

Regional Banks - 8.3%
Ameris Bancorp	2,091	120,379
Associated Banc-Corp.	4,516	101,745
Atlantic Union Bankshares Corp.	2,489	77,507
Axos Financial, Inc. (a)	1,660	107,103
Banc of California, Inc.	3,890	55,199
BancFirst Corp.	601	66,032
Bancorp, Inc. (a)	1,451	76,671
Bank of Hawaii Corp.	1,195	82,419

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Regional Banks - 8.3% (Continued)
Bank OZK	3,297	$143,255
BankUnited, Inc.	2,200	75,768
Banner Corp.	953	60,773
Cadence Bank	5,672	172,202
Cathay General Bancorp	2,144	92,256
Columbia Banking System, Inc.	6,394	159,466
Community Financial System, Inc.	1,596	90,749
CVB Financial Corp.	3,933	72,603
Eastern Bankshares, Inc.	6,303	103,369
FB Financial Corp.	982	45,525
First BanCorp	4,926	94,431
First Financial Bancorp	2,768	69,145
First Financial Bankshares, Inc.	3,720	133,622
First Hawaiian, Inc.	3,913	95,634
First Interstate BancSystem, Inc. - Class A	2,732	78,272
First Merchants Corp.	1,756	71,013
Flagstar Financial, Inc.	10,048	116,758
FNB Corp.	10,915	146,807
Fulton Financial Corp.	5,480	99,133
Glacier Bancorp, Inc.	3,189	141,018
Hancock Whitney Corp.	2,578	135,216
Home BancShares, Inc.	5,689	160,828
Independent Bank Corp.	1,282	80,317
International Bancshares Corp.	1,711	107,896
Pacific Premier Bancorp, Inc.	2,859	60,954
Park National Corp.	443	67,070
Provident Financial Services, Inc.	3,888	66,757
Renasant Corp.	1,746	59,242
ServisFirst Bancshares, Inc.	1,504	124,230
Simmons First National Corp. - Class A	3,690	75,756
Texas Capital Bancshares, Inc. (a)	1,397	104,356
TFS Financial Corp.	1,592	19,725
Towne Bank	2,002	68,448
UMB Financial Corp.	1,883	190,371
United Bankshares, Inc.	4,152	143,950
United Community Banks, Inc.	3,638	102,337
Valley National Bancorp	13,220	117,526
WaFd, Inc.	2,646	75,623
WSFS Financial Corp.	1,803	93,522
		4,602,978

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Reinsurance - 0.3%
Enstar Group Ltd. (a)	350	$116,333
SiriusPoint Ltd. (a)	3,351	57,939
		174,272

Renewable Electricity - 0.4%
Clearway Energy, Inc. - Class A	1,045	29,741
Clearway Energy, Inc. - Class C	1,890	57,210
Ormat Technologies, Inc.	1,787	126,466
		213,417

Research & Consulting Services - 1.1%
Amentum Holdings, Inc. (a)	4,398	80,043
CBIZ, Inc. (a)	1,442	109,390
Clarivate PLC (a)	13,076	51,389
Dun & Bradstreet Holdings, Inc.	9,966	89,096
Exponent, Inc.	1,453	117,780
Science Applications International Corp.	1,395	156,617
		604,315

Restaurants - 0.6%
Cheesecake Factory, Inc.	1,330	64,718
Shake Shack, Inc. - Class A (a)	1,187	104,658
Sweetgreen, Inc. - Class A (a)	2,906	72,708
Wendy's Co.	5,306	77,626
		319,710

Security & Alarm Services - 0.2%
Brink's Co.	1,363	117,436

Semiconductor Materials & Equipment - 0.2%
Amkor Technology, Inc.	3,076	55,552
FormFactor, Inc. (a)	2,341	66,227
		121,779

Semiconductors - 1.8%
Ambarella, Inc. (a)	1,110	55,866
Cirrus Logic, Inc. (a)	1,562	155,661
Diodes, Inc. (a)	1,369	59,100
Impinj, Inc. (a)	714	64,760
Power Integrations, Inc.	1,747	88,223
Rambus, Inc. (a)	3,237	167,595
Rigetti Computing, Inc. (a)(b)	7,414	58,719

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Semiconductors - 1.8% (Continued)
Semtech Corp. (a)	2,390	$82,216
Silicon Laboratories, Inc. (a)	896	100,863
SiTime Corp. (a)	548	83,773
Synaptics, Inc. (a)	1,200	76,464
		993,240

Silver - 0.2%
Hecla Mining Co.	17,863	99,318

Soft Drinks & Non-alcoholic Beverages - 0.4%
Celsius Holdings, Inc. (a)	4,766	169,765
National Beverage Corp.	688	28,579
		198,344

Specialized Consumer Services - 0.2%
Frontdoor, Inc. (a)	2,427	93,246
Mister Car Wash, Inc. (a)	2,797	22,068
		115,314

Specialty Chemicals - 1.8%
Ashland, Inc.	1,489	88,283
Avient Corp.	2,756	102,413
Balchem Corp.	913	151,558
Element Solutions, Inc.	6,446	145,744
HB Fuller Co.	1,637	91,868
Innospec, Inc.	744	70,494
Minerals Technologies, Inc.	977	62,108
NewMarket Corp.	217	122,920
Quaker Chemical Corp.	418	51,669
Sensient Technologies Corp.	1,259	93,707
		980,764

Steel - 0.7%
Alpha Metallurgical Resources, Inc. (a)	328	41,082
Cleveland-Cliffs, Inc. (a)	14,055	115,532
Commercial Metals Co.	3,178	146,220
Warrior Met Coal, Inc.	1,585	75,636
		378,470

Systems Software - 1.6%
Appian Corp. - Class A (a)	1,233	35,523
Nebius Group NV (a)	5,557	117,308

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Systems Software - 1.6% (Continued)
Progress Software Corp.	1,294	$66,654
Qualys, Inc. (a)	1,098	138,271
QXO, Inc.	8,008	108,428
Rapid7, Inc. (a)	1,829	48,487
SolarWinds Corp.	1,463	26,963
Tenable Holdings, Inc. (a)	3,579	125,193
Teradata Corp. (a)	2,974	66,856
Varonis Systems, Inc. (a)	3,349	135,467
		869,150

Technology Distributors - 0.8%
Arrow Electronics, Inc. (a)	1,534	159,275
Avnet, Inc.	2,752	132,344
Insight Enterprises, Inc. (a)	924	138,591
		430,210

Tires & Rubber - 0.1%
Goodyear Tire & Rubber Co. (a)	8,081	74,668

Trading Companies & Distributors - 1.8%
Air Lease Corp.	3,004	145,123
Boise Cascade Co.	1,070	104,956
GATX Corp.	1,028	159,618
GMS, Inc. (a)	1,203	88,024
H&E Equipment Services, Inc.	906	85,880
Herc Holdings, Inc.	852	114,398
McGrath RentCorp	686	76,420
MSC Industrial Direct Co., Inc. - Class A	1,235	95,922
Rush Enterprises, Inc. - Class A	1,874	100,090
Rush Enterprises, Inc. - Class B	242	13,678
		984,109

Transaction & Payment Processing Services - 0.7%
Euronet Worldwide, Inc. (a)	1,160	123,946
Paymentus Holdings, Inc. - Class A (a)	561	14,642
Payoneer Global, Inc. (a)	7,878	57,588
Remitly Global, Inc. (a)	4,812	100,090
Western Union Co.	10,518	111,280
		407,546

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.1% (CONTINUED)	Shares	Value
Water Utilities - 0.3%
American States Water Co.	1,093	$85,997
California Water Service Group	1,781	86,307
		172,304

Wireless Telecommunication Services - 0.2%
Telephone and Data Systems, Inc.	2,773	107,426
United States Cellular Corp. (a)	424	29,320
		136,746
TOTAL COMMON STOCKS (Cost $49,886,359)		50,424,421

REAL ESTATE INVESTMENT TRUSTS - COMMON - 8.6%
Diversified REITs - 0.5%
Broadstone Net Lease, Inc.	5,668	96,583
Essential Properties Realty Trust, Inc.	5,303	173,090
		269,673

Health Care REITs - 1.4%
American Healthcare REIT, Inc.	4,419	133,896
CareTrust REIT, Inc.	5,253	150,131
Healthcare Realty Trust, Inc.	10,367	175,202
Medical Properties Trust, Inc. (b)	17,036	102,727
National Health Investors, Inc.	1,306	96,461
Sabra Health Care REIT, Inc.	7,037	122,936
		781,353

Hotel & Resort REITs - 0.6%
Apple Hospitality REIT, Inc.	6,734	86,936
Park Hotels & Resorts, Inc.	6,052	64,635
Ryman Hospitality Properties, Inc.	1,758	160,752
		312,323

Industrial REITs - 1.1%
Americold Realty Trust, Inc.	8,549	183,461
LXP Industrial Trust	8,745	75,644
STAG Industrial, Inc.	5,481	197,974
Terreno Realty Corp.	2,944	186,120
		643,199

Mortgage REITs - 1.0%
Arbor Realty Trust, Inc.	5,657	66,470
Blackstone Mortgage Trust, Inc. - Class A	4,903	98,060

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 8.6%	Shares	Value
Rithm Capital Corp.	15,550	$178,048
Starwood Property Trust, Inc.	9,690	191,571
		534,149

Multi-Family Residential REITs - 0.3%
Independence Realty Trust, Inc.	6,877	145,999

Office REITs - 1.2%
COPT Defense Properties	3,428	93,482
Cousins Properties, Inc.	4,907	144,756
Douglas Emmett, Inc.	4,858	77,728
Highwoods Properties, Inc.	3,195	94,700
Kilroy Realty Corp.	3,578	117,215
SL Green Realty Corp.	2,036	117,477
		645,358

Other Specialized REITs - 0.5%
EPR Properties	2,255	118,636
Four Corners Property Trust, Inc.	3,013	86,473
Outfront Media, Inc.	4,532	73,146
		278,255

Retail REITs - 1.3%
Acadia Realty Trust	3,361	70,413
Curbline Properties Corp.	2,939	71,094
Kite Realty Group Trust	6,714	150,192
Macerich Co.	7,195	123,538
Phillips Edison & Co., Inc.	3,747	136,728
Tanger, Inc.	3,383	114,312
Urban Edge Properties	3,837	72,903
		739,180

Security & Alarm Services - 0.2%
GEO Group, Inc. (a)	3,750	109,537

Self-Storage REITs - 0.1%
National Storage Affiliates Trust	2,094	82,504

Timber REITs - 0.4%
PotlatchDeltic Corp.	2,367	106,799
Rayonier, Inc.	4,506	125,627
		232,426
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,474,007)		4,773,956

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 1.0%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 0.8%
First American Government Obligations Fund - Class X, 4.27% (c)	433,808	$433,808

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.27% (c)	114,003	114,003
TOTAL SHORT-TERM INVESTMENTS (Cost $547,811)		547,811

TOTAL INVESTMENTS - 100.7% (Cost $54,908,177)		$55,746,188
Liabilities in Excess of Other Assets - (0.7)%		(372,860)
TOTAL NET ASSETS - 100.0%		$55,373,328

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $401,447, which represented 0.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE SMALL-CAP ETF

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Strive Small-Cap ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$50,424,421	$—	$—	$50,424,421
Real Estate Investment Trusts	4,773,956	—	—	4,773,956
Investments Purchased with Proceeds from Securities Lending	433,808	—	—	433,808
Money Market Funds	114,003	—	—	114,003
Total Investments in Securities	$55,746,188	$—	$—	$55,746,188
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended March 31, 2025, the Strive Small-Cap ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.